Investments	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Filecoiner Common Stock
In October 2021, the Company purchased 1,500,000 shares of common stock of Filecoiner, a private corporation, at a price equal to $4.00 per share and a cost basis of $6.0 million. During the three and six month period ended June 30, 2022, the Company recognized an impairment for the common stock of Filecoiner held and recorded an impairment expense of $6.0 million.
Filecoiner Preferred Stock
In October 2021, the Company received 8,000 shares of Series B preferred stock of Filecoiner (“Filecoiner Series B Preferred Stock”) for consideration for the sale of its SnapServer® product line to Filecoiner. The preferred shares have a liquidation preference of $1,000 per share, do not accrue dividends nor have voting rights. Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's audited financial statements. During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect. The initial conversion price for the Series B Preferred Stock shall be equal to $8.00 per share. The conversion price from time to time in effect is subject to adjustment as hereinafter provided in the Filecoiner acquisition agreement. The fair value of the Filecoiner Series B Preferred Stock was estimated using a Monte Carlo simulation with the following inputs: discount rate of 40%, risk-free rate of 1.05%, cost of debt of 7.48%, together with a capital option pricing model using the following inputs: volatility of 146% and risk-free rate of 1.05%. As of December 31, 2021, the fair value of the Filecoiner Series B Preferred Stock held by the Company was $6.4 million. During the three and six month period ended June 30, 2022, the Company recognized an impairment for the preferred stock of Filecoiner held and recorded an impairment expense of $6.4 million.
Special Purpose Acquisition Company
In April 2021, the Company sponsored a special purpose acquisition company (“SPAC”), Minority Equality Opportunities Acquisition Inc. (“MEOA”), through the Company’s wholly owned subsidiary, Minority Equality Opportunities Acquisition Sponsor, LLC (“SPAC Sponsor”). MEOA’s purpose is to focus initially on transactions with companies that are minority owned businesses. In April 2021, SPAC Sponsor paid $25,000 of deferred offering costs on behalf of MEOA in exchange for 2,875,000 shares of MEOA’s Class B common stock (the “Founder Shares”) and is recorded on a cost basis.
In August 2021, SPAC Sponsor participated in the private sale of an aggregate of 5,395,000 Warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant. The SPAC Sponsor paid $5.4 million to MEOA, which included $1.0 million from an investor participating in SPAC Sponsor and is included in other non-current liabilities. The Private Placement Warrants are not transferable, assignable or saleable until 30 days after MEOA completes a business combination. MEOA’s IPO was completed on August 30, 2021. The Private Placement Warrants held by the Company are recorded on a cost basis.
MEOA has 12 months from the closing of its IPO (or 21 months from the closing of its IPO if MEOA extends the period of time to consummate the initial Business Combination) (the “Combination Period”) to complete the initial Business Combination. If MEOA anticipates that it may not be able to consummate the initial Business Combination within 12 months, MEOA may extend the period of time to consummate a Business Combination by up to three additional three-month periods (up to a maximum of 21 months from the closing of the IPO). In order to extend the time available for MEOA to consummate its initial Business Combination, the SPAC Sponsor or its affiliates or designees must deposit into the Trust Account, for each additional three-month period, $1,265,000, on or prior to the date of the deadline with respect to such three-month extension period. The SPAC Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for MEOA to complete its initial Business Combination. If MEOA is unable to complete the initial Business Combination within the Combination Period, MEOA will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to MEOA to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of MEOA’s remaining stockholders and the board of directors, dissolve and liquidate, subject in each case to MEOA’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if MEOA fails to complete the initial Business Combination within the Combination Period.
Silicon Valley Technology Partners
In November 2018, in connection with the divestiture of Overland Storage, Inc. (“Overland”), the Company received 1,879,699 Silicon Valley Technology Partners (“SVTP”) Preferred Shares. As of both June 30, 2022 and December 31, 2021, the SVTP Preferred Shares have a fair value of $2.1 million. The fair value of this investment was estimated using discounted cash flows.